UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 146.1%
Corporate — 3.0%
Port Authority of New York & New Jersey, RB, Continental Airlines, Inc. and Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	$1,695	$1,737,375
County/City/Special District/School District — 47.2%
City of New York New York, GO:
Series M, 5.00%, 4/01/23	1,390	1,531,683
Sub-Series G-1, 5.00%, 4/01/18	5,000	6,067,850
Sub-Series H-2, 5.00%, 6/01/20	3,470	4,320,254
City of New York New York, GO, Refunding, Series G, 5.75%, 8/01/18	70	70,955
City of Rochester New York, Refunding, GO, Series I, 4.00%, 8/15/18	2,500	2,898,675
New York City Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,643,138
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 2/01/20	2,000	2,485,640
New York State, Series E, GO:
5.00%, 12/15/18	1,000	1,244,910
5.00%, 12/15/20	2,000	2,557,340
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/18	1,045	1,276,373
New York State Dormitory Authority, Refunding RB, Third General Resolution, State University Educational Facilities, Series A, 4.00%, 5/15/18	1,000	1,162,400
New York State Urban Development Corp., Refunding RB, Series D, 5.50%, 1/01/19	750	935,152
Owego Apalachin Central School District, GO, Refunding (AGM), 4.00%, 6/15/18	1,015	1,156,755
		27,351,125
Education — 25.2%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/25 (a)(b)	450	67,500
City of Troy New York, RB, Rensselaer Polytechnic, Series B, 5.00%, 9/01/18	1,000	1,202,730
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/21	250	305,760

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB:
Mental Health Services, 5.00%, 8/15/18	$1,020	$1,241,075
Pratt Institute, Series C (AGC), 5.00%, 7/01/19	600	731,046
School District Financing Program, Series C, 4.00%, 10/01/18	535	609,590
University of Rochester, Series A, 5.00%, 7/01/21	1,155	1,395,321
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, Series A (Radian), 5.50%, 7/01/13 (d)	1,000	1,038,960
Teachers College, Series A, 4.00%, 7/01/16	225	251,959
Teachers College, Series A, 5.00%, 7/01/17	200	237,906
Teachers College, Series A, 5.00%, 7/01/18	250	303,170
Mental Health Services, 5.00%, 8/15/18 (c)	5	6,162
Yeshiva University, 5.00%, 9/01/27	2,000	2,286,020
Westchester County Industrial Development Agency New York, RB, Purchase College Foundation Housing, Series A (AMBAC), 5.13%, 12/01/22	3,710	3,789,246
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A:
5.00%, 6/01/18	600	685,140
5.00%, 6/01/19	400	459,924
		14,611,509
Health — 11.8%
East Rochester Housing Authority New York, Refunding RB, Genesee Valley Nursing Center (FHA), 5.20%, 12/20/24	1,120	1,133,541
New York State Dormitory Authority, RB:
North Shore Long Island Jewish, Series A, 5.00%, 5/01/18	615	727,988
North Shore Long Island Jewish, Series A, 4.00%, 5/01/19	250	283,710
North Shore Long Island Jewish, Series A, 5.00%, 5/01/19	650	777,849
New York State Dormitory Authority, Refunding RB, Miriam Osborn Memorial Home, 2.50%, 7/01/18	1,890	1,899,091

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Orange County Industrial Development Agency New York, Refunding RB, St. Luke’s Hospital Newburgh New York Project, Series A (Radian), 5.38%, 12/01/21	$2,000	$2,018,080
		6,840,259
Housing — 0.2%
New York State Dormitory Authority, RB, State University Educational Facilities, Series A, 5.88%, 5/15/17	125	145,911
State — 19.8%
Monroe County Industrial Development Agency, RB, Rochester Schools Modernization Project, Series A, 5.00%, 5/01/18	1,000	1,196,560
New York State Dormitory Authority, RB:
Series A, 5.00%, 3/15/18	2,000	2,430,520
Series E, 5.00%, 8/15/19	1,500	1,867,260
New York State Dormitory Authority, Refunding LRB, Municipal Health Facilities, 4.00%, 5/15/18	550	626,065
New York State Thruway Authority, Refunding RB, Series A:
4.00%, 3/15/18	2,000	2,316,180
5.00%, 3/15/18	2,000	2,430,520
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/22	500	610,860
		11,477,965
Transportation — 31.9%
Metropolitan Transportation Authority, RB, Series C:
4.00%, 11/15/16	1,000	1,124,010
5.00%, 11/15/17	1,000	1,186,060
5.00%, 11/15/18	1,965	2,373,406
Metropolitan Transportation Authority, Refunding RB, Series A:
5.00%, 11/15/18	1,000	1,222,950
(NPFGC), 5.13%, 11/15/12 (d)	5,000	5,032,150
New York State Thruway Authority, RB:
Series I, 5.00%, 1/01/18	1,300	1,537,146
Transportation, Series A, 5.00%, 3/15/20	1,750	2,128,857
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	300	342,150
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 4.00%, 11/15/18	3,000	3,515,880
		18,462,609

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities — 7.0%
Long Island Power Authority, Refunding RB, Series A, 5.25%, 4/01/21	$1,000	$1,221,140
New York City Municipal Water Finance Authority, RB, Series FF, 5.00%, 6/15/20	2,000	2,501,900
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB, 4.00%, 4/01/18	300	338,667
		4,061,707
Total Municipal Bonds in New York		84,688,460

Puerto Rico — 6.7%
State — 2.8%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax Revenue, Series C, 5.00%, 8/01/22	1,365	1,639,365
Utilities — 3.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.00%, 7/01/19	570	616,951
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/21	1,500	1,633,530
		2,250,481
Total Municipal Bonds in Puerto Rico		3,889,846

Total Long-Term Investments (Cost – $84,777,890) – 152.8%		88,578,306

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (e)(f)	108,597	$108,597
Total Short-Term Securities (Cost – $108,597) – 0.2%		108,597
Total Investments (Cost - $84,886,487*) – 153.0%		88,686,903
Other Assets Less Liabilities – 1.2%		694,162
Preferred Shares, at Redemption Value – (54.2)%		(31,400,000)
Net Assets Applicable to Common Shares – 100.0%		$57,981,065

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$84,865,735
Gross unrealized appreciation	$4,179,279
Gross unrealized depreciation	(358,111)
Net unrealized appreciation	$3,821,168

(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(b)	Non-income producing security.

(c)	Security is collateralized by Municipal or US Treasury obligations.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)

Investments in issuers considered to be an affiliate of the Trust during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BIF New York Municipal Money Fund	198,909	(90,312)	108,597	$54

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	3

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$88,578,306	—	$88,578,306
Short-Term Securities	$108,597	—	—	108,597
Total	$108,597	$88,578,306	—	$88,686,903

[1]	See above Schedule of Investments for values in each sector or political subdivision

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, bank overdraft of $29,816 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 26, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 26, 2012